Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 27, 2020	Dec. 29, 2019
Accounting Policies [Abstract]
Summary of Percentage of Net Revenue and Accounts Receivable, Net Due from Significant Customers	The percentage of net revenue from these significant customers during the 13-week periods and 39-week periods ended September 27, 2020 and September 29, 2019, and accounts receivable, net due from these significant customers as of September 27, 2020 and December 29, 2019, are as follows:

	Net Revenue for the 13-Weeks Ended September 27, 2020	Net Revenue for the 13-Weeks Ended September 29, 2019	Net Revenue for the 39-Weeks Ended September 27, 2020	Net Revenue for the 39-Weeks Ended September 29, 2019
Customer A	*	33%	18%	35%
Customer B	24%	*	16%	*
Customer C	13%	16%	14%	14%
Customer D	13%	10%	12%	11%

*Revenue was less than 10%.

	Accounts Receivable, Net as of September 27, 2020	Accounts Receivable, Net as of December 29, 2019
Customer A	*	25%
Customer B	30%	21%
Customer C	14%	*
Customer D	*	*

*Accounts receivable was less than 10%.

The percentage of net revenue from these significant customers during the years ended December 31, 2017, December 30, 2018 and December 29, 2019, and accounts receivable, net due from these significant customers as of December 30, 2018 and December 29, 2019, are as follows:

	Net Revenue Year Ended December 31, 2017	Net Revenue Year Ended December 30, 2018	Net Revenue Year Ended December 29, 2019	Accounts Receivable, Net As Of December 30, 2018	Accounts Receivable, Net As Of December 29, 2019
Customer A	36%	36%	35%	10%	25%
Customer B	15%	14%	14%	29%	21%
Customer C	*	10%	11%	*	*

*	Net revenue and/or accounts receivable was less than 10%.

Schedule of Useful Lives of Other Property, Plant and Equipment

The general range of useful lives of other property, plant and equipment is as follows:

Estimated Useful Life
Land	N/A
Building and improvements	39 years
Vehicles	5 years
Machinery and equipment	2 to 7 years
Furniture and fixtures	5 years
Leasehold improvements	Lesser of lease term or 5 years